5. Equity Method Investment: Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Equity Method Investments

	December 31, 2017	December 31, 2016
Company's equity method investment	$ --	$ 26,201,949
Partnership assets	$ --	$ 128,721,905
Partnership liabilities	$ --	$ 258,881
Partnership net income	$ --	$ 6,583,183